Reconciliation for Level 3 Japanese Pension Plan Assets (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified								12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Pooled Funds Hedge Funds	Mar. 31, 2011 Pooled Funds Hedge Funds	Mar. 31, 2012 Pooled Funds Commingled and Other Mutual Funds	Mar. 31, 2011 Pooled Funds Commingled and Other Mutual Funds	Mar. 31, 2012 Level 3	Mar. 31, 2011 Level 3	Mar. 31, 2012 Level 3 Equity securities	Mar. 31, 2011 Level 3 Equity securities	Mar. 31, 2012 Level 3 Corporate bonds	Mar. 31, 2011 Level 3 Corporate bonds	Mar. 31, 2012 Level 3 Government, agency and local bonds	Mar. 31, 2011 Level 3 Government, agency and local bonds	Mar. 31, 2012 Level 3 Pooled Funds Hedge Funds	Mar. 31, 2011 Level 3 Pooled Funds Hedge Funds	Mar. 31, 2012 Level 3 Pooled Funds Commingled and Other Mutual Funds	Mar. 31, 2011 Level 3 Pooled Funds Commingled and Other Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 801,701	¥ 748,345	¥ 694,738	¥ 63,271	¥ 55,464	¥ 177,130	¥ 159,855	¥ 57,432	¥ 29,086	¥ 260	¥ 139	¥ 1,022	¥ 229		¥ 274	¥ 55,464	¥ 28,444	¥ 686
Actual return on plan assets:
Relating to assets still held at the reporting date								1,336	(332)	(13)	(56)			(1)		1,350	(276)
Relating to assets sold during the period								(591)	(121)	10	(7)	(2)	19			(596)	(133)	(3)
Purchases, sales and settlements, net								5,399	29,336	(77)	290	(995)	931	101		7,053	27,429	(683)	686
Transfers in and/or out of Level 3								(25)	(537)		(106)	(25)	(157)		(274)
Balance at end of year	¥ 801,701	¥ 748,345	¥ 694,738	¥ 63,271	¥ 55,464	¥ 177,130	¥ 159,855	¥ 63,551	¥ 57,432	¥ 180	¥ 260		¥ 1,022	¥ 100		¥ 63,271	¥ 55,464		¥ 686